Label	Element	Value
Wahed Dow Jones Islamic World ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.40%
Wahed Dow Jones Islamic World ETF | Infineon Technologies AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Wahed Dow Jones Islamic World ETF | SAP SE [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Wahed Dow Jones Islamic World ETF | ASML Holding NV [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Wahed Dow Jones Islamic World ETF | Nestle SA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Wahed Dow Jones Islamic World ETF | Roche Holding AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.00%
Wahed Dow Jones Islamic World ETF | Novartis AG [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.80%
Wahed Dow Jones Islamic World ETF | Novo Nordisk AS [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Wahed Dow Jones Islamic World ETF | AstraZeneca PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Wahed Dow Jones Islamic World ETF | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Wahed Dow Jones Islamic World ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	33.30%
Wahed Dow Jones Islamic World ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	19.00%
Wahed Dow Jones Islamic World ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.90%
Wahed Dow Jones Islamic World ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.10%
Wahed Dow Jones Islamic World ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.80%
Wahed Dow Jones Islamic World ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.50%
Wahed Dow Jones Islamic World ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%
Wahed Dow Jones Islamic World ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Wahed Dow Jones Islamic World ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
Wahed Dow Jones Islamic World ETF | Cash & other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.10%